Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2024	Mar. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 2	$ 2
Ordinary shares, shares authorized	Unlimited	Unlimited
Ordinary shares, shares issued	3,906,471	3,906,471
Ordinary shares, shares outstanding	3,906,471	3,906,471